Share based awards - Schedule of Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 26,982	$ 12,294
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	18,296	5,381
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 8,686	$ 6,913